NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Impairment of Long-lived Assets (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of June 30, 2018, 2017 and 2016.